Earnings Per Share	6 Months Ended
Jul. 31, 2018
Earnings per share from loss from continuing operations attributable to the ordinary equity holders of Naked Brand Group Limited
Earnings Per Share

16	Earnings per Share

	(a)	Basic and diluted loss per share

	6 months to 31 July 2018 NZ $	6 months to 31 July 2017 NZ $

From continuing operations attributable to the ordinary equity holders of the company	(1.28)	(0.89)
Total basic and diluted loss per share attributable to the ordinary equity holders of the company	(1.28)	(0.89)

All convertible notes issued during the period are not included in the calculation of diluted loss per share because they are antidilutive in nature for the period ended 31 January 2018. These notes could potentially dilute earnings/loss per share in the future.

(b)	Reconciliation of loss used in calculating earnings per share

	6 months to 31 July 2018 NZ $000’s	6 months to 31 July 2017 NZ $000’s

Basic and diluted loss per share
Profit/(loss) attributable to the ordinary equity holders of the company used in calculating basic earnings per share:	(26,515)	(18,456)

(c)	Weighted average number of shares used as the denominator

	31 July 2018 Number	31 July 2017 Number*
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted loss per share	20,692,359	20,692,359

* Pursuant to the Merger Agreement between Bendon Limited and Naked Brands Inc and resulting e stock consolidation on 19 June 2018 the calculation of basic and diluted earnings per share for 2017 has been adjusted retrospectively. Number of ordinary shares outstanding has been adjusted to reflect the proportionate change in the number of shares.